Intangible Assets - Schedule of Amortization for Intangible Assets (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 748,208	$ 360,445
2022	652,938	360,445
2023		269,669
Total	$ 2,948,090	$ 990,559	$ 628,976